Variable Interest Entities (Narrative) (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 22, 2013 CNY (¥)	Jul. 15, 2013 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥) entities	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
Variable Interest Entity [Line Items]
Number of VIEs have registered their equity pledge | entities				8
Number of VIEs have yet to register their equity pledge | entities				2
Cash dividend paid			$ 0	¥ 0	¥ 0	¥ 6,227
Registered capitals of the VIEs | ¥				¥ 5,260
Number of VIEs, not the primary beneficiary | entities				0
Beijing Wangpin [Member] | Zhilian Sanke [Member]
Variable Interest Entity [Line Items]
Cash dividend declared | ¥		¥ 24,900
Percentage of ownership owned by Zhilian Sanke		10.00%		10.00%
Cash dividend paid | ¥	¥ 24,900
Business Operations Agreements [Member]
Variable Interest Entity [Line Items]
Term of the agreements			10 years	10 years
Power of Attorney [Member]
Variable Interest Entity [Line Items]
Term of the agreements			10 years	10 years
Exclusive Equity Option Agreements [Member]
Variable Interest Entity [Line Items]
Term of the agreements			10 years	10 years
Exclusive Technical and Consulting Services Agreements [Member]
Variable Interest Entity [Line Items]
Term of the agreements			10 years	10 years
Days prior written notice to terminate the agreement			30 days	30 days
Loan Agreements [Member]
Variable Interest Entity [Line Items]
Term of the agreements			10 years	10 years
Days prior written notice to terminate the agreement			30 days	30 days
Term of the loan automatically extended			1 year	1 year